Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
XL Hybrids, Inc [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 265	$ 260